Cover	Sep. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	001-43210
Entity Registrant Name	GREENLAND ENERGY COMPANY
Entity Central Index Key	0002093507
Entity Tax Identification Number	39-4828593
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	3400 East Bayaud Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80209
City Area Code	(918)
Local Phone Number	361-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GLND
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	GLNDW
Security Exchange Name	NASDAQ